UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Ampere Capital Management LP

Address:    75 Rockefeller Plaza, 27th Floor
            New York, New York 10019

13F File Number: 28-11798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Joslin
Title:  Chief Financial Officer
Phone:  (646) 825-4425


Signature, Place and Date of Signing:

/s/  Richard Joslin           New York, New York             November 9, 2006
----------------------       -------------------            ------------------
     [signature]                [ city, state ]                [date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                              -----

Form 13F Information Table Entry Total:         34
                                               ----

Form 13F Information Table Value Total:     $121,616 (thousands)
                                            ----------------------



List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                               VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS     CUSIP      (X$1000)   PRN AMT  PRN CALL  DISCRETION  MNGRS    SOLE  SHARED  NONE
ACQUICOR TECHNOLOGY INC          COM                00489A107     279       50,000 SH          SOLE      NONE      50,000
ACTIVISION INC                   COM NEW            004930202   1,591      105,381 SH          SOLE      NONE     105,381
AETHER HLDGS INC COM             COM                00809C106   2,723      458,352 SH          SOLE      NONE     458,352
AMERICA MOVIL SA DE CV MEXICO    SPON ADR L SHS     02364W105   2,502       63,556 SH          SOLE      NONE      63,556
AU OPTRONICS CORP                SPONSORED ADR      002255107   4,591      322,181 SH          SOLE      NONE     322,181
BOOKHAM INC                      COM                09856E105   2,125      660,005 SH          SOLE      NONE     660,005
BROADCOM CORP CL A               CL A               111320107   4,942      162,887 SH          SOLE      NONE     162,887
CARMIKE CINEMAS INC              COM                143436400   1,725      100,404 SH          SOLE      NONE     100,404
CORNING INC                      COM                219350105   5,953      243,894 SH          SOLE      NONE     243,894
CYPRESS SEMICONDUCTOR CORP       COM                232806109   6,385      359,331 SH          SOLE      NONE     359,331
DISCOVERY HOLDING CO             COM                25468Y107   1,750      121,023 SH          SOLE      NONE     121,023
GLOBAL CROSSING LTD              CL A COM           G3921A175   5,183      252,845 SH          SOLE      NONE     252,845
HIMAX TECHNOLOGIES I NC ADR      SPONSORED ADR      43289P106   1,870      327,580 SH          SOLE      NONE     327,580
INTERNATIONAL RECTIFIER CORP     COM                460254105   1,753       50,320 SH          SOLE      NONE      50,320
LEVEL 3 COMMUNICATIO NS INC CO   COM                52729N100   3,804      705,754 SH          SOLE      NONE     705,754
LIBERTY GLOBAL INC               COM SER A          530555101   6,102      237,067 SH          SOLE      NONE     237,067
LIBERTY MEDIA HLDG CORP          INT COM SER A      53071M104   9,513      466,771 SH          SOLE      NONE     466,771
LIBERTY MEDIA HLDG CORP          CAP COM SER A      53071M302   7,305       87,406 SH          SOLE      NONE      87,406
LSI LOGIC CORP                   COM                502161102   3,139      381,900 SH          SOLE      NONE     381,900
MARCHEX INC CL BK                CL B               56624R108   2,446      159,469 SH          SOLE      NONE     159,469
MARVELL TECHNOLOGY GROUP LTD     ORD                G5876H105   2,897      149,556 SH          SOLE      NONE     149,556
MEMC ELECTRONIC MATERIALS INC    COM                552715104   1,271       34,689 SH          SOLE      NONE      34,689
NDS GROUP PLC                    SPONSORED ADR      628891103   3,414       77,724 SH          SOLE      NONE      77,724
NET 1 UEPS TECHNOLOG IES INC     COM NEW            64107N206   3,074      134,460 SH          SOLE      NONE     134,460
NETEASE COM INC                  SPONSORED ADR      64110W102     871       53,249 SH          SOLE      NONE      53,249
ON SEMICONDUCTOR CORP            COM                682189105   4,967      844,812 SH          SOLE      NONE     844,812
PMC-SIERRA INC                   COM                69344F106   3,837      646,035 SH          SOLE      NONE     646,035
SANDISK CORP                     COM                80004C101   1,803       33,674 SH          SOLE      NONE      33,674
SEAGATE TECHNOLOGY               SHS                G7945J104   1,749       75,742 SH          SOLE      NONE      75,742
SEAGATE TECHNOLOGY               CALL               G79453904   5,911      256,000     CALL    SOLE      NONE     256,000
SKYWORKS SOLUTIONS INC           COM                83088M102   3,016      581,098 SH          SOLE      NONE     581,098
SONY CORP AMERN SH NEWADR        ADR NEW            835699307   5,863      145,276 SH          SOLE      NONE     145,276
TRANSWITCH CORP                  COM                894065101   1,441    1,022,014 SH          SOLE      NONE   1,022,014
YAHOO INC                        COM                984332106   5,821      230,266 SH          SOLE      NONE     230,266
                                                              121,616


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